Nature of business and organization (Details) - Business Combination, Series of Individually Immaterial Business Combinations [Member]	12 Months Ended
Dec. 31, 2025
Inforbird Technologies [Member]
Background	● A Hong Kong company ● Incorporated on July 12, 2023 ● Software developing that provides software as a service (SaaS)
Ownership	100% owned by Infobird Co., Ltd
Lightyear Technology [Member]
Background	● A Singapore company ● Incorporated on July 25, 2023 ● A holding company
Ownership	100% owned by Infobird Co., Ltd
Guangnian Zhiyuan [Member]
Background	● A PRC company ● Incorporated on July 6, 2023 ● Registered capital of $1,379,310 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)
Ownership	100% owned by Inforbird Technologies
Beijing Suowangda [Member]
Background	● A PRC limited liability company ● Incorporated on June 13, 2010 ● Registered capital of $68,794 (RMB 470,000) ● A cost center
Ownership	100% owned by Guangnian Zhiyuan
Pure Tech Global Limited [Member]
Background	● A BVI company ● Incorporated on February 5, 2024 ●A holding company
Ownership	97% owned by Infobird Co., Ltd
Pure Media Limited [Member]
Background	● A Hong Kong company ● Incorporated on March 14, 2024 ●A holding company
Ownership	100% owned by Pure Tech
Pinmu Century [Member]
Background	● A PRC limited liability company ● Incorporated on April 17, 2012 ● Registered capital of $1,581,243 (RMB 10,000,000) ● Digital advertising and marketing campaign service
Ownership	VIE of Pure Media
Zhenxi Brand Marketing Consulting [Member]
Background	● A PRC wholly owned enterprise ● Incorporated on July 4, 2019 ● Digital advertising and marketing campaign service
Ownership	VIE of Pure Media